UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                 JANUARY 31, 2006(UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.9%
--------------------------------------------------------------------------------------------
                                                                     SHARES        VALUE
                                                                  -----------   ------------
BRAZIL -- 2.3%
    Arcelor Brasil*                                                   490,669   $  7,378,899
    Banco Itau Holding Financeira*                                    420,000     12,765,265
    Brasil Telecom Participacoes                                          794              9
    Cia de Bebidas das Americas                                         1,032            360
    Cia de Concessoes Rodoviarias                                      11,000        447,761
    Cia de Saneamento Basico do Estado de Sao Paulo                       138             12
    Embratel Participacoes*                                               794              2
    Seara Alimentos*                                                      911              2
    Sociedad de Participacoes Cime* (a)                               131,000             --
    Tele Norte Celular Participacoes*                                     794             --
    Telefonica Data Brasil Holding*                                       794             --
    Telemig Celular Participacoes                                         794              3
    Tim Participacoes*                                                  1,529              6
                                                                                ------------
                                                                                  20,592,319
                                                                                ------------
CHINA -- 6.1%
    Aluminum of China                                               2,924,000      2,712,277
    Angang New Steel, Cl H                                            402,000        295,401
    Bank of Communications, Cl H*                                   5,981,000      3,485,558
    Bengang Steel Plates, Cl B                                        486,070        184,229
    China Oilfield Services, Cl H                                     414,000        209,850
    China Petroleum & Chemical                                      1,676,000      1,036,153
    China Telecom, Cl H                                            25,596,100      9,720,539
    Petrochina, Cl H*                                              38,920,328     38,707,360
                                                                                ------------
                                                                                  56,351,367
                                                                                ------------
EGYPT -- 0.2%
    Alexandria National Iron & Steel                                    7,000      1,761,160
                                                                                ------------
HONG KONG -- 5.6%
    China Mobile Hong Kong                                          7,103,000     34,780,950
    China Netcom Group Hong Kong                                    1,742,000      2,931,638
    China Resources Enterprise                                        438,000        933,961
    China Unicom                                                    2,422,000      2,164,706
    CNOOC                                                          10,732,000      9,206,050
    CNPC Hong Kong                                                  2,890,000        802,516
    Denway Motors                                                   1,122,000        461,380
    TPV Technology                                                    248,000        282,948
                                                                                ------------
                                                                                  51,564,149
                                                                                ------------
INDIA -- 1.0%
    ICICI Bank ADR                                                      8,800        276,496
    Infosys Technologies ADR                                          107,800      8,221,906
    Satyam Computer Services ADR                                       22,600        885,920
    State Bank of India GDR                                             3,400        156,978
                                                                                ------------
                                                                                   9,541,300
                                                                                ------------
INDONESIA -- 1.3%
    Astra International                                             6,607,500      7,333,214
    Bank Central Asia                                              11,445,500      4,428,397
    Bank Rakyat Indonesia                                             718,000        260,008
                                                                                ------------
                                                                                  12,021,619
                                                                                ------------


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                 JANUARY 31, 2006(UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                     SHARES        VALUE
                                                                  -----------   ------------
MALAYSIA -- 2.2%
    British American Tobacco Malaysia                                 217,400   $  2,391,719
    Bumiputra-Commerce Holdings                                       604,100        894,187
    Digi.Com*                                                         244,800        515,781
    Genting                                                            89,700        547,030
    IOI*                                                            1,256,500      4,222,403
    IOI Properties*                                                       500          1,067
    Kuala Lumpur Kepong*                                              126,800        300,979
    Kulim Malaysia                                                    264,000        179,544
    Malayan Banking                                                    84,000        241,952
    Maxis Communications                                              420,400        963,068
    MISC                                                              302,600        788,162
    Resorts World                                                     129,900        433,058
    Tanjong                                                            55,800        220,253
    Telekom Malaysia                                                2,393,700      6,155,122
    Tenaga Nasional                                                   536,000      1,515,296
    YTL                                                               759,073      1,022,355
                                                                                ------------
                                                                                  20,391,976
                                                                                ------------
MEXICO -- 1.4%
    Cemex                                                             660,700      4,351,514
    Grupo Celanese* (a)                                                99,000             --
    Grupo Financiero Banorte                                        2,428,620      5,791,566
    Grupo Mexico, Ser A                                               919,277      2,579,593
                                                                                ------------
                                                                                  12,722,673
                                                                                ------------
PHILIPPINES -- 1.6%
    Bank of the Philippine Islands                                    212,136        240,646
    International Container Term Services                           2,321,700        535,674
    Philippine Long Distance Telephone                                396,020     14,124,536
                                                                                ------------
                                                                                  14,900,856
                                                                                ------------
POLAND -- 3.9%
    Grupa Lotos*                                                       18,414        295,678
    KGHM Polska Miedz                                                 187,420      4,350,290
    Polski Koncern Naftowy Orlen                                    1,552,114     31,486,446
                                                                                ------------
                                                                                  36,132,414
                                                                                ------------
RUSSIA -- 9.0%
    AFK Sistema GDR*                                                   40,300        985,335
    LUKOIL ADR                                                        610,480     46,822,176
    MMC Norilsk Nickel ADR                                             90,700      8,117,650
    OAO Gazprom ADR                                                   242,520     20,759,712
    Polyus Gold Zao ADR                                                90,700      2,902,400
    Unified Energy System ADR                                          51,100      2,493,680
                                                                                ------------
                                                                                  82,080,953
                                                                                ------------
SOUTH AFRICA -- 5.5%
    Anglo American                                                     28,900      1,121,564
    Mittal Steel South Africa                                         432,499      5,074,750
    MTN Group                                                         280,142      2,925,438
    Naspers                                                           133,442      2,870,908
    Reunert                                                            32,223        321,617
    Sasol                                                              44,800      1,846,123


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                 JANUARY 31, 2006(UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                     SHARES        VALUE
                                                                  -----------   ------------
SOUTH AFRICA -- CONTINUED
    Standard Bank Group                                                44,800   $    607,886
    Telkom                                                          1,157,181     28,534,542
    Tiger Brands                                                      271,867      7,194,296
                                                                                ------------
                                                                                  50,497,124
                                                                                ------------
SOUTH KOREA -- 23.9%
    Amorepacific                                                        1,028        367,717
    Asia Cement                                                         6,600        277,380
    Daewoo Engineering & Construction                                 376,200      5,119,835
    DC Chemical                                                        16,680        526,197
    Dong Su Industrial                                                  8,390        209,991
    Dongbu                                                              6,730        140,018
    Dongbu Insurance                                                  974,750     20,635,546
    Dongbu Steel                                                       95,780      1,018,830
    Dongkuk Steel Mill                                                 65,498      1,318,293
    Doosan*                                                            20,280        637,649
    Halim                                                             151,911        552,893
    Halla Engineering & Construction                                    7,380        215,497
    Hanjin Shipping                                                   529,560     12,260,123
    Hanwha                                                            148,050      5,064,178
    Honam Petrochemical                                                67,670      3,980,173
    Hyosung                                                            51,700        930,050
    Hyundai Department Store H&S                                      172,350     13,210,684
    Hyundai Development                                                22,270        882,532
    Hyundai Mipo Dockyard                                              49,060      3,289,768
    Industrial Bank of Korea                                          233,320      4,172,946
    INI Steel                                                         798,590     22,902,519
    Korea Electric Power                                              925,400     40,050,162
    Korea Investment Holdings                                          29,790      1,230,247
    Korea Kumho Petrochemical                                          88,620      2,222,663
    Korean Petrochemical Industrial                                     6,310        146,744
    KT&G                                                               86,630      4,219,023
    Kumho Industrial                                                   54,250      1,329,518
    Kyeryong Construction Industrial                                   38,000      1,208,677
    LG                                                                 50,230      1,825,545
    LG Insurance                                                      210,910      3,552,192
    Pantech                                                            44,620        269,888
    POSCO                                                             158,014     36,335,475
    Samsung Electronics                                                 1,908      1,472,437
    Seah Besteel                                                       19,260        326,390
    Shinhan Financial Group                                           259,810     11,122,328
    Shinsegae                                                           1,729        919,585
    SK                                                                 55,670      3,454,338
    SK Telecom                                                         19,143      3,832,992
    Ssangyong Cement Industrial*                                       43,966        566,253
    Ssangyong Engineering & Construction*                              82,000      1,235,687
    TS                                                                  9,320        253,192
    Woori Finance Holdings                                            160,980      3,189,717
    Youngone                                                          629,460      2,527,293
                                                                                ------------
                                                                                 219,003,165
                                                                                ------------
TAIWAN -- 19.5%
    Acer                                                                   15             35
    Asustek Computer                                                  253,000        839,663
    AU Optronics                                                      599,000        891,492


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                 JANUARY 31, 2006(UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                     SHARES        VALUE
                                                                  -----------   ------------
TAIWAN -- CONTINUED
    Chi Mei Optoelectronics                                         4,148,000   $  5,968,392
    China Steel                                                    14,672,685     12,475,975
    Chunghwa Picture Tubes                                          4,061,375      1,176,368
    Chunghwa Telecom                                                1,550,000      2,751,920
    Compal Electronics                                                560,000        530,060
    Delta Electronics                                                 938,906      2,003,335
    Evergreen Marine Corp Taiwan                                          346            222
    Far Eastern Textile                                            11,189,945      7,701,401
    Far EasTone Telecommunications                                 11,070,800     13,017,333
    Formosa Plastics                                                  911,000      1,490,901
    Gigabyte Technology                                                   550            479
    High Tech Computer                                              1,875,400     41,310,206
    HON HAI Precision Industry                                      2,291,097     15,891,236
    Inventec                                                          844,678        584,072
    King Yuan Electronics                                             671,000        637,037
    Largan Precision                                                  161,000      3,145,340
    Lite-On Technology                                              1,019,592      1,430,689
    Mercuries & Associates                                                 13              3
    Micro-Star International                                              800            504
    Nan Ya Plastics                                                   399,000        602,865
    Novatek Microelectronics                                        1,108,000      6,782,965
    Powerchip Semiconductor                                         1,730,000      1,115,954
    Powertech Technology                                            1,232,800      4,593,442
    President Chain Store                                              90,000        206,902
    ProMOS Technologies                                            30,597,583     12,233,582
    Quanta Storage                                                    175,000        281,118
    Ritek*                                                          7,233,000      2,560,813
    Shin Kong Financial Holding                                     4,523,696      3,636,504
    Silicon Integrated Systems*                                     1,028,000        597,011
    Siliconware Precision Industries                                2,829,000      4,055,531
    Taishin Financial Holdings                                      2,736,420      1,567,628
    Taiwan Cement                                                   5,257,350      3,926,933
    Taiwan Semiconductor Manufacturing                              7,930,870     16,471,791
    Tatung*                                                           200,000         53,740
    Unimicron Technology                                            1,184,000      1,615,770
    United Microelectronics                                         9,365,000      5,403,048
    Universal Scientific Industrial                                       279            104
    Wan Hai Lines                                                      91,751         61,204
    Wistron*                                                              260            350
    WUS Printed Circuit                                                   100             42
    Ya Hsin Industrial                                                812,000        804,060
                                                                                ------------
                                                                                 178,418,020
                                                                                ------------
THAILAND -- 0.6%
    Charoen Pokphand Foods                                          6,904,300      1,020,034
    Krung Thai Bank*                                                  890,800        276,944
    PTT                                                               230,800      1,553,690
    PTT Exploration & Production                                      121,900      1,791,542
    Siam Commercial Bank*                                             217,700        338,408
    Thai Oil*                                                         295,700        509,042
                                                                                ------------
                                                                                   5,489,660
                                                                                ------------
TURKEY -- 6.8%
    Akbank                                                          1,662,396     14,450,154


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                 JANUARY 31, 2006(UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                     SHARES        VALUE
                                                                  -----------   ------------
TURKEY -- CONTINUED
    Haci Omer Sabanci Holding                                         893,823   $  6,891,153
    Petkim Petrokimya Holding*                                        118,000        691,232
    Petrol Ofisi*                                                     330,330      1,410,706
    Tupras Turkiye Petrol Rafine                                      113,847      2,366,434
    Turk Sise ve Cam Fabrikalari                                    4,264,960     16,602,074
    Turkiye Is Bankasi                                              1,851,002     16,789,138
    Vestel Elektronik Sanayi*                                         674,121      2,675,083
                                                                                ------------
                                                                                  61,875,974
                                                                                ------------
VENEZUELA -- 0.0%
    Cia Anonima Telefonos de Venezuela, Cl D ADR                       27,600        392,748
    Siderurgica Venezolana Sivensa*                                        78              2
                                                                                ------------
                                                                                     392,750
                                                                                ------------
    TOTAL COMMON STOCK
        (Cost $474,608,303)                                                      833,737,479
                                                                                ------------
--------------------------------------------------------------------------------------------
PREFERRED STOCK -- 6.0%
--------------------------------------------------------------------------------------------
BRAZIL -- 6.0%
    Banco Bradesco*                                                   679,620     26,742,171
    Brasil Telecom                                                    192,208            830
    Brasil Telecom Participacoes                                           60              1
    Cia Brasileira de Distribuicao Grupo Pao de Acucar                    921             35
    Cia Brasileira de Petroleo Ipiranga                                17,100        242,076
    Cia de Transmissao de Energia Eletrica Paulista                       476              6
    Elektro Eletricidade e Servicos*                                      638              2
    Embratel Participacoes*                                                60             --
    Investimentos Itau                                              2,236,000      9,101,764
    Lojas Americanas                                                      327             13
    Metalurgica Gerdau                                                358,659      9,320,916
    Sadia                                                             476,000      1,593,125
    Sao Carlos Empreendimentos e Participacoes*                           327              2
    Tele Norte Celular Participacoes                                       60             --
    Telefonica Data Brasil Holding*                                        60             --
    Telemig Celular Participacoes                                          60             --
    Tim Participacoes                                                     115              1
    Tractebel Energia                                                       1             --
    Usinas Siderurgicas de Minas Gerais                               244,700      8,002,830
    Vale do Rio Doce* (a)                                              19,960             --
                                                                                ------------
                                                                                  55,003,772
                                                                                ------------
    TOTAL PREFERRED STOCK
        (Cost $21,831,260)                                                        55,003,772
                                                                                ------------
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.2%
--------------------------------------------------------------------------------------------
    Union Bank of California Money Market Fund, 3.46%**
          (Cost $20,635,878)                                       20,635,878     20,635,878
                                                                                ------------
    TOTAL INVESTMENTS -- 99.1%
        (Cost $517,075,441) +                                                   $909,377,129
                                                                                ============

         PERCENTAGES ARE BASED ON NET ASSETS OF $917,267,942.


THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                 JANUARY 31, 2006(UNAUDITED)
--------------------------------------------------------------------------------------------
       + AT JANUARY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
         $517,075,441, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $396,919,636
         AND ($4,617,948) RESPECTIVELY.
       * NON-INCOME PRODUCING SECURITY
      ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
     GDR GLOBAL DEPOSITARY RECEIPT
     SER SERIES
     (A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION
         COMMITTEE OF THE BOARD OF TRUSTEES. SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE
         OF SUCH SECURITIES AS OF JANUARY 31, 2006 WAS $0.

         AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND
     OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT
                         SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




                                                                             ACA-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006

By (Signature and Title)*                        /s/ Michael Lawson
                                                 --------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.